Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Net Tables
Disclosure of property, plant and equipment, net
	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	NIS in thousands
Cost:

Balance at January 1, 2017	977	1,196	646	2,819
Purchases during the year	24	-	-	24

Balance at December 31, 2017	1,001	1,196	646	2,843

Accumulated depreciation:

Balance at January 1, 2017	880	1,095	639	2,614
Depreciation during the year	45	22	2	69

Balance at December 31, 2017	925	1,117	641	2,683

Depreciated cost at December 31, 2017	76	79	5	160

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	NIS in thousands
Cost:

Balance at January 1, 2016	974	1,162	646	2,782
Purchases during the year	3	37	-	40
Sale of fixed assets	-	(3)	-	(3)

Balance at December 31, 2016	977	1,196	646	2,819

Accumulated depreciation:

Balance at January 1, 2016	867	1,042	637	2,546
Depreciation during the year	13	56	2	71
Sale of fixed assets	-	(3)	-	(3)

Balance at December 31, 2016	880	1,095	639	2,614

Depreciated cost at December 31, 2016	97	101	7	205